INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2025
Disclosure of detailed information about intangible assets [abstract]
SCHEDULE OF PATENTS INCLUDE THE FAIR VALUE ATTRIBUTED TO THE PATENTS UPON THE ACQUISITION

Cost	Software	Patent applications and technological know how	Total
Balance, December 31, 2023	$81,238	$33,463,103	$33,544,341
Additions	-	-	-
Impairments	-	(8,200,336)	(8,200,336)
Translation differences	-	-	-
Balance, December 31, 2024	81,238	25,262,767	25,344,005
Additions	-	-	-
Impairments	-	(5,000,000)	(5,000,000)
Translation differences	-	-	-
Balance, September 30, 2025	$81,238	20,262,767	$20,344,005
Accumulated depreciation
Balance, December 31, 2023	$81,238	-	$81,238
Depreciation	-	-	-
Translation differences	-	-	-
Balance, December 31, 2024	81,238	-	81,238
Depreciation	-	-	-
Balance, September 30, 2025	$81,238	-	$81,238
Net book value
At December 31, 2024	$-	25,262,767	$25,262,767
At September 30, 2025	$-	20,262,767	$20,262,767